Options (Details) - $ / shares	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Options
Options Outstanding	1,309,000	1,489,500
Expired		(85,000)
Options Outstanding, End of period	1,309,000	1,404,500
Options exercisable	1,309,000	1,404,500
Weighted average exercise price outstanding	$ 0.35	$ 2.40
Weighted average exercise price, Expired	0	32.70
Weighted average exercise price outstanding, Ending	0.35	0.55
Weighted average exercise price, Options exercisable end of period	0.35	0.55
Weighted average grant date fair value, Beginning	0.27	1.80
Weighted average grant date fair value, Expired	0	25.08
Weighted average grant date fair value, Ending	0.27	0.38
Weighted average grant date fair value, Options exercisable end of period	$ 0.27	$ 0.38